Investment Securities (Investments by Length and Category in Continuous Loss Position) (Detail) ¥ in Millions	Sep. 30, 2015 JPY (¥) Securities	Mar. 31, 2015 JPY (¥) Securities
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 1,890,966	¥ 7,675,630
Available-for-sale securities, Gross unrealized losses, Less than 12 months	57,023	11,562
Available-for-sale securities, Fair value, 12 months or more	696,474	1,367,638
Available-for-sale securities, Gross unrealized losses, 12 months or more	19,090	26,580
Available-for-sale securities, Fair value	2,587,440	9,043,268
Available-for-sale securities, Gross unrealized losses	¥ 76,113	¥ 38,142
Available-for-sale securities, Number of securities | Securities	1,163	1,304
Held-to-maturity securities, Fair value, Less than 12 months	¥ 710,040	¥ 404,150
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	4,820	2,357
Held-to-maturity securities, Fair value, 12 months or more	773,837	908,643
Held-to-maturity securities, Gross unrealized losses, 12 months or more	2,765	2,992
Held-to-maturity securities, Fair value	1,483,877	1,312,793
Held-to-maturity securities, Gross unrealized losses	¥ 7,585	¥ 5,349
Held-to-maturity securities, Number of securities | Securities	259	205
Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 467,294	¥ 6,858,282
Available-for-sale securities, Gross unrealized losses, Less than 12 months	690	1,284
Available-for-sale securities, Fair value	467,294	6,858,282
Available-for-sale securities, Gross unrealized losses	¥ 690	¥ 1,284
Available-for-sale securities, Number of securities | Securities	24	35
Held-to-maturity securities, Fair value, Less than 12 months		¥ 198,580
Held-to-maturity securities, Gross unrealized losses, Less than 12 months		1,535
Held-to-maturity securities, Fair value		198,580
Held-to-maturity securities, Gross unrealized losses		¥ 1,535
Held-to-maturity securities, Number of securities | Securities		1
Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 8,560	¥ 12,943
Available-for-sale securities, Gross unrealized losses, Less than 12 months	50	67
Available-for-sale securities, Fair value	8,560	12,943
Available-for-sale securities, Gross unrealized losses	¥ 50	¥ 67
Available-for-sale securities, Number of securities | Securities	6	8
Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 187,061	¥ 308,929
Available-for-sale securities, Gross unrealized losses, Less than 12 months	997	1,161
Available-for-sale securities, Fair value, 12 months or more	96,872	139,795
Available-for-sale securities, Gross unrealized losses, 12 months or more	484	1,211
Available-for-sale securities, Fair value	283,933	448,724
Available-for-sale securities, Gross unrealized losses	¥ 1,481	¥ 2,372
Available-for-sale securities, Number of securities | Securities	64	74
Held-to-maturity securities, Fair value, Less than 12 months	¥ 75,604
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	616
Held-to-maturity securities, Fair value	75,604
Held-to-maturity securities, Gross unrealized losses	¥ 616
Held-to-maturity securities, Number of securities | Securities	13
Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 105,337	¥ 181,030
Available-for-sale securities, Gross unrealized losses, Less than 12 months	272	882
Available-for-sale securities, Fair value, 12 months or more	31,181	65,506
Available-for-sale securities, Gross unrealized losses, 12 months or more	299	246
Available-for-sale securities, Fair value	136,518	246,536
Available-for-sale securities, Gross unrealized losses	¥ 571	¥ 1,128
Available-for-sale securities, Number of securities | Securities	265	490
Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 570,862	¥ 74,782
Available-for-sale securities, Gross unrealized losses, Less than 12 months	5,213	213
Available-for-sale securities, Fair value, 12 months or more	311,687	760,354
Available-for-sale securities, Gross unrealized losses, 12 months or more	4,841	10,955
Available-for-sale securities, Fair value	882,549	835,136
Available-for-sale securities, Gross unrealized losses	¥ 10,054	¥ 11,168
Available-for-sale securities, Number of securities | Securities	370	329
Held-to-maturity securities, Fair value, Less than 12 months	¥ 232,750	¥ 48,068
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	2,545	189
Held-to-maturity securities, Fair value, 12 months or more	228,547	282,193
Held-to-maturity securities, Gross unrealized losses, 12 months or more	119	460
Held-to-maturity securities, Fair value	461,297	330,261
Held-to-maturity securities, Gross unrealized losses	¥ 2,664	¥ 649
Held-to-maturity securities, Number of securities | Securities	184	151
Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 131,306	¥ 17,290
Available-for-sale securities, Gross unrealized losses, Less than 12 months	1,873	50
Available-for-sale securities, Fair value, 12 months or more	10,891	104,223
Available-for-sale securities, Gross unrealized losses, 12 months or more	143	1,750
Available-for-sale securities, Fair value	142,197	121,513
Available-for-sale securities, Gross unrealized losses	¥ 2,016	¥ 1,800
Available-for-sale securities, Number of securities | Securities	129	128
Held-to-maturity securities, Fair value, Less than 12 months	¥ 26,074	¥ 16,155
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	40	35
Held-to-maturity securities, Fair value, 12 months or more	177,419	187,059
Held-to-maturity securities, Gross unrealized losses, 12 months or more	395	743
Held-to-maturity securities, Fair value	203,493	203,214
Held-to-maturity securities, Gross unrealized losses	¥ 435	¥ 778
Held-to-maturity securities, Number of securities | Securities	31	31
Debt Securities [Member] | Asset-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 66,066	¥ 109,186
Available-for-sale securities, Gross unrealized losses, Less than 12 months	219	873
Available-for-sale securities, Fair value, 12 months or more	144,380	184,172
Available-for-sale securities, Gross unrealized losses, 12 months or more	10,866	9,566
Available-for-sale securities, Fair value	210,446	293,358
Available-for-sale securities, Gross unrealized losses	¥ 11,085	¥ 10,439
Available-for-sale securities, Number of securities | Securities	91	125
Held-to-maturity securities, Fair value, Less than 12 months	¥ 375,612	¥ 141,347
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	1,619	598
Held-to-maturity securities, Fair value, 12 months or more	367,871	439,391
Held-to-maturity securities, Gross unrealized losses, 12 months or more	2,251	1,789
Held-to-maturity securities, Fair value	743,483	580,738
Held-to-maturity securities, Gross unrealized losses	¥ 3,870	¥ 2,387
Held-to-maturity securities, Number of securities | Securities	31	22
Debt Securities [Member] | Other Debt Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 2,389	¥ 9,086
Available-for-sale securities, Gross unrealized losses, Less than 12 months	66	318
Available-for-sale securities, Fair value, 12 months or more	100,443	112,972
Available-for-sale securities, Gross unrealized losses, 12 months or more	2,348	2,831
Available-for-sale securities, Fair value	102,832	122,058
Available-for-sale securities, Gross unrealized losses	¥ 2,414	¥ 3,149
Available-for-sale securities, Number of securities | Securities	40	50
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 352,091	¥ 104,102
Available-for-sale securities, Gross unrealized losses, Less than 12 months	47,643	6,714
Available-for-sale securities, Fair value, 12 months or more	1,020	616
Available-for-sale securities, Gross unrealized losses, 12 months or more	109	21
Available-for-sale securities, Fair value	353,111	104,718
Available-for-sale securities, Gross unrealized losses	¥ 47,752	¥ 6,735
Available-for-sale securities, Number of securities | Securities	174	65